Finance Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance income
Net foreign exchange gain arising from financing - unrealized	$ 22.4		$ 30.3
Interest income - bank deposits	11.3	$ 3.9	20.6	$ 7.8
Change in fair value of embedded options	1.4	4.0	4.3	10.6
Other interest income	0.5		0.7
Change in fair value of foreign exchange swaps		30.5	0.2	5.6
Net foreign exchange gain arising from financing - realized		4.5
Change in fair value of interest rate caps		0.1		0.3
Total Finance income	$ 35.6	$ 43.0	$ 56.1	$ 24.3